Reserves - Schedule of Foreign Currency Translation Reserve (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning of period	$ (4,412,219)	$ (3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	(1,640,314)	(820,434)
Balance at end of period	$ (6,052,533)	$ (4,412,219)